Interests in Resource Properties	12 Months Ended
Dec. 31, 2024
Interests in Resource Properties
Interests in Resource Properties

Note 12. Interests in Resource Properties

The Group’s interests in resource properties as at December 31, 2024 and 2023 comprised the following:

	2024	2023
Iron ore royalty interest	$192,142	$196,634

The movements in the iron ore royalty interest during the year ended December 31, 2024 were as follows:

	Opening		Ending
Costs	balance	Additions	balance
Iron ore royalty interest	$218,203	$—	$218,203

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$21,569	$4,492	$26,061
Net book value	$196,634		$192,142

The movements in the iron ore royalty interest during the year ended December 31, 2023 were as follows:

	Opening		Ending
Costs	balance	Additions	balance
Iron ore royalty interest	$218,203	$—	$218,203

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$16,401	$5,168	$21,569
Net book value	$201,802		$196,634

Iron ore royalty interest

The Group derives revenue from a mining sub-lease on an iron ore mine situated in the Province of Newfoundland and Labrador, Canada. The sub-lease expires in 2055. The iron ore deposit is currently sub-leased to a third-party entity under certain lease agreements which will also expire in 2055. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator based on a pre-determined formula, with a minimum payment of $3,250 per year.

Management performed assessments on December 31, 2024, 2023 and 2022 utilizing the value-in-use methodology using a pre-tax discount rate of 10.42%, 10.39% and 13.18%, respectively, and concluded that there was no impairment on those dates.